ACCOUNTS AND OTHER RECEIVABLE, NET - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Retention balance, current	$ 167	$ 167
Construction operations
Disclosure of financial assets [line items]
Retention balance, current	$ 53	$ 120